Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Money Market Funds–3.21%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(a)(b)	40,207	$40,207
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(a)(b)	28,801	28,806
Invesco Treasury Portfolio, Institutional Class, 2.87%(a)(b)	45,950	45,951
Total Money Market Funds (Cost $114,959)		114,964
Shares	Value

Options Purchased–116.84%
(Cost $4,509,506)(c)	$4,183,758
TOTAL INVESTMENTS IN SECURITIES–120.05% (Cost $4,624,465)	4,298,722
OTHER ASSETS LESS LIABILITIES—(20.05)%	(717,877)
NET ASSETS–100.00%	$3,580,845

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended September 30, 2022.

	Value December 31, 2021*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,487,600	$(1,447,393)	$-	$-	$40,207	$329
Invesco Liquid Assets Portfolio, Institutional Class	-	1,062,571	(1,033,852)	5	82	28,806	239
Invesco Treasury Portfolio, Institutional Class	-	1,700,115	(1,654,164)	-	-	45,951	303
Total	$-	$4,250,286	$(4,135,409)	$5	$82	$114,964	$871

*	Commencement date of March 31, 2022.

(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2023	80	USD	10.88	USD	87,040	$ 2,047,508
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2023	80	USD	362.54	USD	2,900,320	720,127
Total Open Equity Options Purchased								$2,767,635

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2023	1	USD	445.15	USD	44,515	$ 1,051,081
Equity Risk
NASDAQ 100 Index	Put	03/31/2023	1	USD	14,838.49	USD	1,483,849	365,042
Total Open Index Options Purchased								$1,416,123

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2023	80	USD	429.61	USD	3,436,880	$ (1,064)
See accompanying notes which are an integral part of this schedule.
0	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2023	80	USD	326.29	USD	2,610,320	$(465,663)
Total Open Equity Options Written								$(466,727)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2023	1	USD	17,583.61	USD	1,758,361	$ (497)
Equity Risk
NASDAQ 100 Index	Put	03/31/2023	1	USD	13,354.64	USD	1,335,464	(235,546)
Total Open Index Options Written								$(236,043)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
1	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$114,964	$—	$—	$114,964
Options Purchased	—	4,183,758	—	4,183,758
Total Investments in Securities	114,964	4,183,758	—	4,298,722
Other Investments - Liabilities*
Options Written	—	(702,770)	—	(702,770)
Total Investments	$114,964	$3,480,988	$—	$3,595,952

*	Options written are shown at value.
Invesco® V.I. Nasdaq 100 Buffer Fund - March